INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net loss before provision for income taxes	$ (74,202)	$ (53,414)	$ (30,323)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (18,551)	$ (13,354)	$ (7,581)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	$ 300	217	271
Tax effect of tax losses not recognized		10	346
Tax effect of other permanent differences	$ 330	360	88
Changes in valuation allowance	9,276	2,748	526
Effect of preferential tax rates granted to PRC entities	14,404	7,912	5,379
Effect of income tax rate difference in other jurisdictions	662	595	434
Income tax (benefits)/expenses	$ 6,421	$ (1,512)	$ (537)
Effective tax rates	(8.70%)	2.80%	1.70%